Provision for Income Taxes - Components of Income (Loss) Before Income Taxes (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Netherlands	$ 1,528	$ 398	$ 205
Foreign	(42)	241	172
Income (loss) before income taxes	$ 1,486	$ 639	$ 377